RISK MANAGEMENT - Modified Financial Assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Restructured loans	$ 9,243,525	$ 7,153,145
Local
Disclosure of financial assets [line items]
Restructured loans	2,301,239	2,345,417
Foreign
Disclosure of financial assets [line items]
Restructured loans	$ 6,942,286	$ 4,807,728